CAPITAL RAISE	12 Months Ended
Dec. 31, 2018
CAPITAL RAISE [Abstract]
CAPITAL RAISE
NOTE R – CAPITAL RAISE

On April 18, 2018, the Company’s Registration Statement on Form S-1 (File No. 333-224178) was declared effective by the Securities and Exchange Commission. Pursuant to the Registration Statement, the Company registered the offer and sale of shares of its common stock, $2.50 par value per share, having an aggregate offering price of up to $23,000,000.

On April 23, 2018, the Company issued and sold 2,310,000 shares of its common stock in an underwritten follow-on public offering. Sandler O’Neill & Partners, L.P. (“Sandler O’Neill”), was the managing underwriter for the offering. On May 14, 2018, Sandler O’Neill exercised, in part, its option to purchase additional shares of the Company’s common stock. Pursuant to the exercise of the underwriter’s option, the Company issued and sold an additional 186,000 shares of its common stock. Total underwriting discounts and commissions (inclusive of the underwriter’s option) equaled $1,148,000. The total expenses of the offering, excluding underwriting discounts and commissions, was $385,000. These expenses are not direct or indirect payments: (1) to directors, officers, or general partners of the Company or their associates; (2) to persons owning ten percent or more of any class of equity securities of the Company; or (3) to affiliates of the Company. The offering proceeds to the Company after deducting underwriting discounts, commissions, and total expenses were $18,435,000.